FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]

NOTE 15:- FINANCIAL INSTRUMENTS

The carrying values of the financial instruments as of December 31, 2020, and 2019, are summarized in the following table:

	For the year ended December 31, 2020
	Amortized cost	FVTPL	Total	Note
Financial assets:

Cash and cash equivalents	$8,885	$—	$8,885
Restricted bank deposits	18	—	18
Trade receivables	5,501	—	5,501
Investments	—	2,341	2,341	c
Other accounts receivables	142	—	142

Financial liabilities:

Trade payables	2,605	—	2,605
Other account payables and accrued expenses	2,114	—	2,114
Warrants	—	16,540	16,540	a, b
Lease liabilities	$990	$—	$990

	For the year ended December 31, 2019
	Amortized cost	FVTPL	Total	Note
Financial assets:

Cash and cash equivalents	$13,926	$—	$13,926
Trade receivables	1,810	—	1,810
Investments	—	912	912	c
Other accounts receivables	516	—	516

Financial liabilities:

Trade payables	992	—	992
Other account payables and accrued expenses	1,458	—	1,458
Warrants	—	197	197	a, b
Lease liabilities	$1,050	—	$1,050

a. In May and June 2018, IMC completed a series of private placements pursuant to which it sold an aggregate of 2,282,749 units (the "Units") at $4.00 per Unit for gross proceeds of $9,131 (the "2018 Private Placements"). Each Unit consisted of one IMC Ordinary Share and one-half of one IMC Warrant (the "2018 Warrants"), with each whole 2018 Warrant exercisable for one IMC Ordinary Share at an exercise price of $5.00 for 24 months following the date of issuance. The gross proceeds amounted to $9,131 and aggregate net proceeds to the Company from the 2018 Private Placement, after deducting the Placement Agents' (the "Agents") fees and other issuance expenses of $874, were $8,257.

The Warrants included in each Unit were determined to be a financial derivative and accordingly were classified as financial liability measured at fair value through profit or loss. Accordingly, the Company allocated the gross proceeds received to the securities issued in the Unit, such that proceeds allocated to the Warrants component based on their relative fair value at the date of the placements amounted to $1,278 and proceeds allocated to the Ordinary Share were determined to be the residual amount of $7,853.

In addition, IMC granted 128,652 Compensation Warrants (the "2018 Compensation Warrants") to the Agents in the same terms as described above.

Issuance expenses in the amount of $874 were allocated as follows: An amount of $123 allocated to the 2018 Warrants was expensed in finance expenses in the consolidated statement of profit or loss and other comprehensive income and an amount of $751 was allocated to the Ordinary shares and recorded as a reduction of share premium.

The fair value of the 2018 Warrants is categorized within Level 3 of the fair value hierarchy. The fair value was measured using the Black & Scholes model with the following key assumptions:

	December 31,
	2020 (*)	2019	Sensitivity

Expected volatility	74%	64%	Increase (decrease) in key assumptions would result in increase (decrease) in fair value.
Expected life (in years)	0.02	0.45
Risk-free interest rate	0.22%	1.76%	Increase (decrease) in key assumptions would result in decrease (increase) in fair value.
Expected dividend yield	0%	0%
Fair value:

Per Warrant (Canadian Dollar)	0.34	0.02
Total Warrants (Canadian Dollar in thousands)	3,872	197

*) Represents the key fair value assumptions through date of exercise. All 2018 Warrants were converted during May through June 2020.

During June 2020, the Company has received $6,032 proceeds from Warrants and Compensation options exercised, which were issued in May through June, 2018, with expiration dates between May through June, 2020 (the "Warrants and Compensation options"). A total of 12,350,795 Warrants and Compensation options were exercised, representing 92.1% of the total Warrants and Compensation options quantity, at a price of $0.50 per Warrant and $0.40 per Compensation option. The Warrants which were accounted for as a liability were revalued to their fair value immediately prior to their exercise. The revaluation in the amount of $3,675 was recorded as finance expenses. The carrying amount of the liability was reclassified to equity upon exercise of the Warrants. The unexercised Warrants and Compensation options expired.

As of December 31, 2020 and  2019, there were nil and 11,413,750 (after the effect of the split 1:10) 2018 Warrants outstanding, with fair value in the amount of $nil and $197, respectively. for the year ended December 31, 2020 and 2019, the Company recognized a revaluation loss (gain) of $3,675 and ($856), respectively, in the consolidated statement of profit or loss and other comprehensive income, which unrealized gain is included in finance income (expense).

b. In August 2019, IMC completed a series of private placements pursuant to which it sold an aggregate of 19,460,527 units (the "Units") at $1.05 per Unit for gross proceeds of $20,433 (the "2019 Private Placements"). Each Unit consisted of one IMC Ordinary Share and one-half of one IMC Warrant (the "2019 Warrants"), with each whole 2019 Warrant exercisable for one IMC Ordinary Share at an exercise price of $1.3 for 24 months following the date of issuance. The gross proceeds amounted to $20,433 and aggregate net proceeds to the

Company from the 2019 Private Placement, after deducting the Placement Agents' (the "Agents") cash fees and other issuance expenses of $2,596, amounted to $17,837.

The Warrants included in each Unit were determined to be a financial derivative and accordingly were classified as financial liability measured at fair value through profit or loss. Accordingly, the Company allocated the gross proceeds received to the securities issued in the Unit, such that proceeds allocated to the Warrants component based on their fair value on the date of the placements amounted to $2,597 and proceeds allocated to the Ordinary Share were determined to be the residual amount of $17,836.

In addition, IMC granted to the Agents options to acquire 1,199,326 Compensation units (the "2019 Compensation Units") at an exercise price of $1.05 per unit.  Each 2019 Compensation Unit consists of one IMCC Ordinary Share and one half IMCC Warrant, with each whole IMCC Warrant exercisable for one IMC Ordinary Share at an exercise price of $1.3 for 36 months following the issuance.

Issuance expenses in the amount of $3,337 (including the FV of the 2019 Compensation Units amounting to $741) were allocated as follows: An amount of $424 allocated to the 2019 Warrants was expensed in finance expense in the consolidated statement of profit or loss and other comprehensive income and an amount of $2,913 was allocated to the Ordinary Shares and recorded as a reduction of share premium.

As of December 31, 2020 and 2019, there were 9,729,264 and 9,730,264 2019 Warrants outstanding from the 2019 Private Placements, respectively, and the Company re-measured the 2019 Warrants, according to their trading price in the market, in the amount of $16,540 and $ nil, respectively (level 1 in fair value hierarchy). As a result, for the year ended December 31, 2020 and 2019, the Company recognized a revaluation loss (gain) of $16,283 and ($2,597), respectively, in the consolidated statement of profit or loss and other comprehensive income, which unrealized gain is included in finance income (expense).

In addition, as of December 31, 2020 and 2019, there were nil and 706,713 warrants outstanding, respectively, from the issuance to the Navasota shareholders in the RTO (see Note 5). During 2020, a total of 113,520 warrants were exercised to common shares for an exercise price of $0.283, and the remaining warrants expired on April 13, 2020.

During the year ended December 31, 2020, a total of 1,000 of 2019 Warrants were converted to 1,000 Ordinary shares of the Company. As a result, the Company received a total amount of $1, at a price of $1.3 per 2019 Warrant.

During the year ended December 31, 2020, a total of 327,780 Compensation Units were converted to 327,780 Ordinary shares and 163,890 Warrants of the Company. As a result, the Company received a total amount of $344.

c. On December 26, 2019, IMC entered into a share purchase agreement (the "SPA") with Xinteza API Ltd. ("Xinteza"), a company with a unique biosynthesis technology, whereby the Company has committed to acquire, in a number of installments, a total of approximately 38,000 convertible preferred shares ("Preferred Shares") of Xinteza for an aggregate consideration of US$1.7 million. The first installment in the amount of US$700 thousand ($912) for the purchase of approximately 15,700 Preferred Shares was made on the date of the SPA. The remaining installments amounting to US$1,000 thousand ($1,347) were made during 2020 for the purchase of additional 22,401 Preferred Shares.

The Preferred Shares are convertible, at the option of the Company at any time, into Ordinary shares of Xinteza at a conversion ratio of 1:1. The conversion ratio is to be adjusted pursuant to anti-dilution and other provisions of the SPA. As of the date of the SPA, the total Preferred Shares to be acquired by the Company represents, on an if-converted and fully diluted basis, approximately 24.2% of the outstanding share capital of Xinteza. The Preferred Shares have preference in dividends and other distributions and entitle their holder to certain voting and veto rights.

The investment in the Preferred Shares is accounted for as financial asset measured at fair value through profit or loss. The fair value of the investment as of December 31, 2020 and 2019, was $2,341 and $912, respectively.

As of December 31, 2020, the fair value of the Xinteza was categorized within Level 2 of the fair value hierarchy. The fair value was measured according to Xinteza's fair value based on the latest SPA signed with Xinteza for the acquisition of preferred shares of the same terms and conditions.

Under an exclusive license from Yeda Research & Development Company Ltd. ("Yeda"), the commercial arm of the Weizmann Institute of Science, Xinteza is developing advanced proprietary technologies related to the production of cannabinoid-based active pharmaceutical ingredients ("API") for the pharmaceutical and food industries using biosynthesis and bio-extraction technologies.

d. Financial risk management:

The Group has exposure to the following risks from its use of financial instruments:

Share price risk:

The Group's investments in unlisted shares are sensitive to market price risk arising from uncertainties about future value of these investments. The Group manages the price risk through diversification and by placing limits on individual and total investment in shares.

The Company's Board of directors reviews and approves all decisions related to investments in shares.

At the reporting date, the Group's exposure to investments in unlisted shares measured at fair value was $2,341.

Credit risk:

The maximum credit exposure at December 31, 2020, is the carrying amount of cash and cash equivalents, accounts receivable and other current assets. The Group does not have significant credit risk with respect to customers. All cash and cash equivalents are placed with major Israeli financial institutions.

Liquidity risk:

As at December 31, 2020, the Group's financial liabilities with liquidity risk consist of trade payables and other accounts payable which have contractual maturity dates within one year, and lease liabilities. The Group manages its liquidity risk by reviewing its capital requirements on an ongoing basis. Based on the Group's working capital position at December 31, 2020, management considers liquidity risk to be low. The table below summarizes the maturity profile of the Group's lease liabilities  based on contractual undiscounted payments (including interest payments):

December 31, 2020:

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$232	$547	$515	$—

December 31, 2019:

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$229	$566	$553	$46

The maturity profile of the Company's other financial liabilities with liquidity risk (trade payables, other account payable and accrued expenses) as of December 31, 2020 and 2019, are less than one year.

Currency rate risk:

As at December 31, 2020, a portion of the Group's financial assets and liabilities held in Euro and CAD consist of cash and cash equivalents in the amount of €472 thousand (approximately $738) and $4,188, respectively. The Group's objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in NIS. The Group does not currently use foreign exchange contracts to hedge its exposure of its foreign currency cash flows as management has determined that this risk is not significant at this point of time.

e. Changes in liabilities arising from financing activities:

	Short- term loans	Lease liabilities	Warrants	Total liabilities arising from financing activities

Balance as of January 1, 2019	$—	$—	$1,053	$1,053

Additions due to acquisition of subsidiary	945	—	—	945
Issuance of new warrants	—	—	2,797	2,797
Initial application of IFRS 16	—	777	—	777
Additions for new leases	—	396	—	396
Cash flows	(951)	(165)	—	(1,116)
Other changes	6	42	—	48
Effect of changes in fair value	—	—	(3,653)	(3,653)

Balance as of December 31, 2019	—	1,050	197	1,247

Additions for new leases	—	107	—	107
Cash flows	—	(250)	—	(250)
Conversion of warrant	—	—	(3,873)	(3,873)
Other changes	—	83	61	144
Effect of changes in fair value	—	—	20,155	20,155

Balance as of December 31, 2020	$—	$990	$16,540	$17,530